ACCOUNTING PRONOUNCEMENTS - Statement of Cash Flows (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTING PRONOUNCEMENTS.
Distributed earnings received from equity investments	[1]		$ (153)	$ (119)	$ (115)
Adjustment | ASU 2016-15, Statement of Cash Flows
ACCOUNTING PRONOUNCEMENTS.
Cumulative distributions in excess of equity earnings		$ (8)
Adjustment | Early Adoption | ASU 2016-15, Statement of Cash Flows
ACCOUNTING PRONOUNCEMENTS.
Cumulative distributions in excess of equity earnings				(25)	(27)
Distributed earnings received from equity investments				$ (25)	$ (27)

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).